INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€)	Common shares	Share premium	Share based payment reserve	Other comprehensive income	Retained earnings	Total	Total
Balance at beginning at Dec. 31, 2021	€ 4,427,000	€ 228,033,000	€ 3,127,000	€ 202,000	€ (87,167,000)	€ 148,622,000
Loss for the period					(11,691,000)	(11,691,000)	€ (11,691,000)
Other comprehensive loss for the period				(114,000)		(114,000)
Total comprehensive loss for the year, net of tax				(114,000)	(11,691,000)	(11,805,000)	(11,805,000)
Equity-settled share-based payments
Granted during the period			1,292,000			1,292,000
Exercised during the period	4,000	125,000	(8,000)		8,000	129,000
Issuance of shares for cash	7,000					7,000
Total transactions with owners of the company recognized directly in equity	11,000	125,000	1,284,000		8,000	1,428,000
Balance at end at Jun. 30, 2022	4,438,000	228,158,000	4,411,000	88,000	(98,850,000)	138,245,000
Balance at beginning at Dec. 31, 2022	4,440,000	228,275,000	5,645,000	176,000	(118,212,000)	120,324,000
Loss for the period					(24,707,000)	(24,707,000)	(24,707,000)
Other comprehensive loss for the period				(78,000)		(78,000)
Total comprehensive loss for the year, net of tax				(78,000)	(24,707,000)	(24,785,000)	€ (24,785,000)
Equity-settled share-based payments
Granted during the period			1,757,000			1,757,000
Forfeited during the period			(397,000)		397,000
Transaction cost		(337,000)				(337,000)
Issuance of shares for cash	484,000	18,132,000				18,616,000
Total transactions with owners of the company recognized directly in equity	484,000	17,795,000	1,360,000		397,000	20,036,000
Balance at end at Jun. 30, 2023	€ 4,924,000	€ 246,070,000	€ 7,005,000	€ 98,000	€ (142,522,000)	€ 115,575,000